Restricted cash - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 23,852,000	$ 0
Fixed interest weighted average rate	1.85%
US$
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 21,463,000
HK$
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 2,389,000